Critical accounting judgments and key estimates and assumptions (Details) - EUR (€) € in Thousands		12 Months Ended
	Apr. 23, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Cash flow forecast measurement period		5 years
YOOX Net-a-Porter Group S.p.A (YNAP)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Fair value	€ 0
Identifiable net assets	953,752
Threshold net financial position	555,000
Consideration transferred	330,221
Bargain purchase gain	€ 623,531	€ 623,500
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Cash flow forecast measurement period		5 years
Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Royalty rate		2.00%	2.00%
Trademarks | YOOX Net-a-Porter Group S.p.A (YNAP)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Royalty rate	0.00%